S000074770 [Member] Annual Fund Operating Expenses - DoubleLine Opportunistic Core Bond ETF - DoubleLine Opportunistic Core Bond ETF	Sep. 30, 2025
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.00%
Expenses (as a percentage of Assets)	0.45%